Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TARGET PORTFOLIO TRUST
Entity Central Index Key	0000890339
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
PGIM Corporate Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class R6
Trading Symbol	PCWQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R6	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.14%	0.94%	2.52% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 23,877,139
Holdings Count | Holdings	274
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Small-Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class A
Trading Symbol	TSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Y ou can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class A	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	10.78%	9.32%	6.91%
Class A without sales charges	17.23%	10.57%	7.51%
Russell 2000 Value Index	15.68%	9.53%	8.13%
Russell 2000 Index	14.25%	8.91%	8.72%
S&P 500 Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 430,847,890
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 2,317,291
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND
THIS
YEAR
?
The following is a summary of certain changes to the Fund since
August
1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND
THIS
YEAR
?
The following is a summary of certain changes to the Fund since
August
1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Small-Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class C
Trading Symbol	TRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class C	$268	2.49%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 19, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	14.56%	9.20%	6.12% (6/19/2015)
Class C without sales charges	15.56%	9.20%	6.12% ( 6/19/2015 )
Russell 2000 Value Index	15.68%	9.53%	8.15%
Russell 2000 Index	14.25%	8.91%	8.14%
S&P 500 Index	22.15%	15.00%	13.50%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

Performance Inception Date	Jun. 19, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 430,847,890
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 2,317,291
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R
Trading Symbol	TSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R	$137	1.26%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	17.06%	10.38%	7.30%
Russell 2000 Value Index	15.68%	9.53%	8.13%
Russell 2000 Index	14.25%	8.91%	8.72%
S&P 500 Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 430,847,890
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 2,317,291
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi- Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7) %
100.0%

* Less than
0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Small-Cap Value Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class Z
Trading Symbol	TASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class Z	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	17.56%	10.94%	7.85%
Russell 2000 Value Index	15.68%	9.53%	8.13%
Russell 2000 Index	14.25%	8.91%	8.72%
S&P 500 Index	22.15%	15.00%	13.15%
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 430,847,890
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 2,317,291
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August
1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August
1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Small-Cap Value Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R2
Trading Symbol	PSVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R2	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	17.13%	10.54%	5.91% (12/28/2017)
Russell 2000 Value Index	15.68%	9.53%	7.00%
Russell 2000 Index	14.25%	8.91%	7.44%
S&P 500 Index	22.15%	15.00%	13.58%

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 430,847,890
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 2,317,291
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Small-Cap Value Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R4
Trading Symbol	PSVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R4	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	17.44%	10.82%	6.18% (12/28/2017)
Russell 2000 Value Index	15.68%	9.53%	7.00%
Russell 2000 Index	14.25%	8.91%	7.44%
S&P 500 Index	22.15%	15.00%	13.58%

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 430,847,890
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 2,317,291
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF
7/31/2024
?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	TSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R6	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.67%	11.06%	8.10% (9/25/2014)
Russell 2000 Value Index	15.68%	9.53%	8.57%
Russell 2000 Index	14.25%	8.91%	9.03%
S&P 500 Index	22.15%	15.00%	13.10%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

Performance Inception Date	Sep. 25, 2014
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 430,847,890
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 2,317,291
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Core Bond Fund (Class A)
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class A
Trading Symbol	TPCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 17, 2015 to July 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A w ith sales charges	2.52%	-0.59%	0.96% (2/17/2015)
Class A without sales charges	5.97%	0.07%	1.32% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%
Since Inception returns are provided for any
share
class with less than 10
fiscal year
s of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Feb. 17, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 1,956,370,010
Holdings Count | Holdings	1,271
Advisory Fees Paid, Amount	$ 4,437,578
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class C
Trading Symbol	TPCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested.
Without
waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 17, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	4.01%	-0.74%	0.54% (2/17/2015)
Class C without sales charges	5.01%	-0.74%	0.54% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Feb. 17, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 1,956,370,010
Holdings Count | Holdings	1,271
Advisory Fees Paid, Amount	$ 4,437,578
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Core Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R
Trading Symbol	TPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 17, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	5.53%	-0.24%	1.03% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%

Performance Inception Date	Feb. 17, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 1,956,370,010
Holdings Count | Holdings	1,271
Advisory Fees Paid, Amount	$ 4,437,578
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Core Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class Z
Trading Symbol	TAIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver
of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.18%	0.40%	1.52%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 1,956,370,010
Holdings Count | Holdings	1,271
Advisory Fees Paid, Amount	$ 4,437,578
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Core Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Bond Fund
Class Name	Class R6
Trading Symbol	TPCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.20%	0.41%	1.64% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%

Performance Inception Date	Feb. 17, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 1,956,370,010
Holdings Count | Holdings	1,271
Advisory Fees Paid, Amount	$ 4,437,578
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0

Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class A
Trading Symbol	PCWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class A	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTI
NG
PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

The line graph reflects the return on the Fund's Class A shares wi
th
sal
es charges.

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	3.28%	0.02%	1.92% (5/28/2015)
Class A without sales charges	6.75%	0.68%	2.29% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 23,877,139
Holdings Count | Holdings	274
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDING
S A
S OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class C
Trading Symbol	PCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class C	$161	1.56%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	5.08%	-0.06%	1.51% (5/28/2015)
Class C without sales charges	6.08%	-0.06%	1.51% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 23,877,139
Holdings Count | Holdings	274
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Corporate Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class R
Trading Symbol	PCWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	6.60%	0.44%	2.01% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%

Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 23,877,139
Holdings Count | Holdings	274
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Corporate Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond Fund
Class Name	Class Z
Trading Symbol	TGMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class Z	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.14%	0.94%	2.62%
Bloomberg US Credit Index	6.54%	0.90%	2.46%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
The Fund has added the Bloomberg US Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 23,877,139
Holdings Count | Holdings	274
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets